Advances for Vessel Acquisition and Vessels under Construction, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Advances For Assets Acquisition And Assets Under Construction
Advances for vessel acquisition and vessels under construction, Beginning balance	$ 74,243	$ 76,299
Advances paid, including capitalized expense and interest	123,560	146,251
Impairment loss	(9,927)
Transferred to vessel cost	(119,520)	(148,307)
Advances for vessel acquisition and vessels under construction, Closing balance	$ 68,356	$ 74,243